Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from related parties	$ 374,199	$ 363,370	$ 666,505
Other payables to related parties	$ 0	$ 3,878
JURV [Member]
Equity interest	22.55%
Beijing Xuete [Member]
Equity interest	55.20%
Shenzhen Boruiju [Member]
Equity interest	63.57%
Dongguan Artist Network [Member]
Equity interest	54.00%
Hangzhou Guanding [Member]
Equity interest	8.43%
Hangzhou Jituji [Member]
Equity interest	10.53%
Xuete (Shanghai) Network Technology [Member]
Equity interest	92.00%
Sandushuizun County Sanshui Yijia Travel Services [Member]
Equity interest	90.00%
Shenzhen Qianhai Wanshangbao Technology [Member]
Equity interest	33.00%
Guizhou United World Enterprise Management [Member]
Equity interest	90.00%
Huoerguosi Guoranfeifan Culture Development [Member]
Equity interest	90.00%
Mr. Hong Wang [Member]
Other payables to related parties	$ 3,878